Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Comprehensive income	$ 1,384,287	$ 828,162	$ (593,655)
Other receivables		710	200
Prepaid expenses		(49,500)
Net cash prepared by (used in) operating activities	1,384,287	779,372	(593,455)
Cash Flows from Investing Activities:
Investments in subsidiaries	(1,384,287)	(829,460)	593,655
Net cash (used in) provided by investing activities	(1,384,287)	(829,460)	593,655
Cash Flows from Financing Activities:
Proceeds from related parties		49,888
Net cash provided by financing activities		49,888
Net (decrease) increase in cash		(200)	200
Cash at the beginning of year		200
Cash at the end of year			$ 200